Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2017	2016	2015
Current	$1,539,515	1,554,060	$1,447,633
Deferred	(283,861)	(105,137)	(172,000)
Total	$1,255,654	1,448,923	$1,275,633

Schedule of reconciliations of company's effective income tax rate

	For the Years Ended December 31,
	2017	2016	2015
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(14.59%)	(7.36%)	(4.82%)
Effect of expenses not deductible for tax purposes	0.47%	0.39%	0.83%
Effect of income not taxable	-	(0.49%)	(2.17%)
Effect of additional deduction allowed for tax purposes	(0.22%)	(2.66%)	-
Effect of valuation allowance on deferred income tax assets	2.66%	0.00%	0.02%
Effect of income tax rate difference under different tax jurisdictions	1.13%	1.73%	2.62%
Others	(2.34%)	(1.61%)	(0.39%)
Total	12.11%	15.00%	21.09%